                        UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3-31-09

Check here if Amendment [ ]; Amendment Number:
                                               ------------
 This Amendment (Check only one.):     [ ] is a restatement.
                                       [ ] adds new holdings
                                            entries.

Institutional Investment Manager Filing this Report:
Name: Wayzata Investment Partners LLC
Address: 701 East Lake Street, Suite 300
         Wayzata, MN 55391

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Patrick J. Halloran
Title: Managing Partner
Phone: (952) 345-0700

Signature, Place, and Date of Signing:

/s/ Patrick J. Halloran
------------------------    Wayzata, MN      5-15-09
[Signature]                [City, State]      [Date]
Report Type (Check only one.):
[X]   13F HOLDINGS REPORT.  (Check here if all holdings of this
     reporting manager are reported in this report.)
[ ]   13F  NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
     manager(s).)
[ ]   13F COMBINATION REPORT.  (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name
    28-
       ------------------       ------------------------
    [Repeat as necessary.]

                             Form 13F SUMMARY PAGE
 Report Summary:
 Number of Other Included Managers: 0
 Form 13F Information Table Entry Total: 12
 Form 13F Information Table Value Total: $464,490
                                       (thousands)
 List of Other Included Managers: NONE

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name
               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

COLUMN 1                      COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
------------------------  ---------------  ---------  --------  --------------  ----------  --------  -------------------------
                                                        VALUE   SHARES OR PRIN  INVESTMENT   OTHER
NAME OF ISSUER             TITLE OF CLASS    CUSIP    (x$1000)       AMT        DISCROTHER  MANAGERS       VOTING AUTHORITY
------------------------  ---------------  ---------  --------  --------------  ----------  --------  -------------------------
                                                                                                         SOLE      SHARED  NONE
                                                                                                      -----------  ------  ----
AEP INDS INC              COM              001031103  $  9,629        630,554       SOLE                  630,554     0      0
AMERICREDIT CORP          NOTE 0.750% 9/1  03060RAP6  $  9,258    $20,125,000       SOLE              $20,125,000     0      0
AMERICREDIT CORP          NOTE 2.125% 9/1  03060RAR2  $ 17,550    $45,000,000       SOLE              $45,000,000     0      0
DELTA AIR LINES INC DEL   COM NEW          247361702  $194,599     34,564,739       SOLE               34,564,739     0      0
DYNEGY INC DEL            CL A             26817G102  $ 13,264      9,407,000       SOLE                9,407,000     0      0
ENERGY XXI (BERMUDA) LTD  COM SHS          G10082108  $    188        500,000       SOLE                  500,000     0      0
GASTAR EXPL LTD           COM              367299104  $  3,545      6,564,899       SOLE                6,564,899     0      0
HUNTSMAN CORP             COM              447011107  $ 12,911      4,125,000       SOLE                4,125,000     0      0
LINN ENERGY LLC           UNIT LTD LIAB    536020100  $  5,337        358,209       SOLE                  358,209     0      0
OWENS CORNING NEW         COM              690742101  $179,358     19,840,453       SOLE               19,840,453     0      0
PAETEC HOLDING CORP       COM              695459107  $ 17,828     12,380,643       SOLE               12,380,643     0      0
RIVIERA HLDGS CORP        COM              769627100  $  1,024      1,004,000       SOLE                1,004,000     0      0
                                                      --------
                                                      $464,490
                                                      ========